Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earnings per share, basic and diluted

	2024	2023	2022

Earnings attributable to Company’s owners	9,579,563	3,523,531	3,121,267
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	14.02	5.16	4.57